CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NY 10019-6131 TEL +1 212 878 8000 FAX +1 212 878 8375 www.cliffordchance.com

Direct Dial: +1 212 878-8526

E-mail: kathleen.werner@cliffordchance.com

July 2, 2018

VIA EDGAR AND FEDERAL EXPRESS

Office of Real Estate and Commodities

United States Securities and Exchange Commission

Division of Corporation Finance

Mailstop 3233

100 F Street, N.E.

Washington, D.C.  20549

Re:	Safety, Income & Growth Inc.
Registration Statement on Form S-3
Commission File No: 001-38122

Ladies and Gentlemen:

On behalf of our client, Safety, Income & Growth Inc. (the “Company”), we transmit for filing the Company’s registration statement on Form S-3 (as the same may be amended, the “Registration Statement”) relating to an offering on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended. The applicable filing fee has been wired to the Securities and Exchange Commission prior to this filing.

If you have any questions regarding the foregoing, please do not hesitate to call me at (212) 878-8526.

Sincerely,

/s/ Kathleen L. Werner

Kathleen L. Werner

cc:                                Jay Sugarman, Safety, Income & Growth Inc.